Schedule of Investments(a)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–92.54%
Advertising–0.41%
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	$530,000	$649,439
Lamar Media Corp., 3.75%, 02/15/2028	374,000	378,441
		1,027,880
Aerospace & Defense–0.28%
Boeing Co. (The),
2.75%, 02/01/2026	383,000	392,991
5.71%, 05/01/2040	119,000	150,683
Howmet Aerospace, Inc., 6.88%, 05/01/2025	36,000	41,974
TransDigm, Inc.,
6.50%, 07/15/2024	12,000	12,203
6.50%, 05/15/2025	37,000	37,902
6.38%, 06/15/2026	48,000	49,902
		685,655
Agricultural & Farm Machinery–0.02%
Titan International, Inc., 6.50%, 11/30/2023	57,000	52,363
Air Freight & Logistics–0.01%
XPO Logistics, Inc., 6.50%, 06/15/2022(b)	15,000	15,042
Airlines–2.90%
American Airlines Pass-Through Trust,
Series 2017-1, Class B, 4.95%, 02/15/2025	244,471	175,743
Series 2016-1, Class AA, 3.58%, 01/15/2028	334,269	329,356
Series 2019-1, Class B, 3.85%, 02/15/2028	348,714	252,206
Series 2017-1, Class AA, 3.65%, 02/15/2029	464,929	456,665
Series 2017-2, Class AA, 3.35%, 10/15/2029	431,482	410,002
British Airways Pass-Through Trust (United Kingdom), Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	549,951	530,036
Delta Air Lines Pass-Through Trust,
Series 2019-1, Class A, 3.40%, 04/25/2024	447,000	437,908
Series 2020-1, Class AA, 2.00%, 06/10/2028	399,000	396,771
Delta Air Lines, Inc.,
7.00%, 05/01/2025(b)	89,000	101,757
7.38%, 01/15/2026	90,000	101,282
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	372,000	393,029
4.75%, 10/20/2028(b)	624,000	672,668
Norwegian Air Shuttle ASA Pass Through Trust (Norway), Series 2016-1, Class B, 7.50%, 11/10/2023(b)	459,568	346,974
	Principal Amount	Value
Airlines–(continued)
United Airlines Pass-Through Trust,
Series 2014-2, Class B, 4.63%, 09/03/2022	$333,489	$336,003
Series 2016-1, Class B, 3.65%, 01/07/2026	312,780	267,757
Series 2020-1 Class A, 5.88%, 10/15/2027	632,000	674,613
Series 2018-1, Class AA, 3.50%, 03/01/2030	554,937	535,933
Series 2019-1, Class A, 4.55%, 08/25/2031	277,245	252,541
Series 2019-1, Class AA, 4.15%, 08/25/2031	539,335	538,708
		7,209,952
Alternative Carriers–0.14%
CenturyLink, Inc., 4.00%, 02/15/2027(b)	135,000	139,741
Level 3 Financing, Inc.,
5.38%, 05/01/2025	97,000	99,757
5.25%, 03/15/2026	108,000	111,787
		351,285
Aluminum–0.08%
Alcoa Nederland Holding B.V., 6.75%, 09/30/2024(b)	200,000	207,125
Apparel Retail–0.16%
L Brands, Inc., 6.75%, 07/01/2036	49,000	52,961
Michaels Stores, Inc., 8.00%, 07/15/2027(b)	40,000	41,268
Ross Stores, Inc., 0.88%, 04/15/2026	301,000	298,519
		392,748
Apparel, Accessories & Luxury Goods–0.03%
Hanesbrands, Inc.,
4.63%, 05/15/2024(b)	11,000	11,584
4.88%, 05/15/2026(b)	63,000	67,804
		79,388
Asset Management & Custody Banks–1.77%
Affiliated Managers Group, Inc., 4.25%, 02/15/2024	1,112,000	1,224,686
Ameriprise Financial, Inc., 3.00%, 04/02/2025	363,000	396,086
Apollo Management Holdings L.P., 4.95%, 01/14/2050(b)(c)	633,000	646,767
Bank of New York Mellon Corp. (The), Series G, 4.70%(c)(d)	421,000	460,995
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)	1,304,000	1,682,398
		4,410,932
Auto Parts & Equipment–0.05%
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	30,000	32,337
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(b)	22,000	23,004
Dana, Inc., 5.38%, 11/15/2027	37,000	39,428

See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Auto Parts & Equipment–(continued)
Tenneco, Inc., 5.00%, 07/15/2026	$29,000	$26,155
		120,924
Automobile Manufacturers–1.45%
Ford Motor Co.,
8.50%, 04/21/2023	44,000	49,433
9.00%, 04/22/2025	69,000	83,940
9.63%, 04/22/2030	38,000	52,960
4.75%, 01/15/2043	71,000	69,965
Ford Motor Credit Co. LLC,
5.09%, 01/07/2021	222,000	223,110
3.38%, 11/13/2025	206,000	207,226
Hyundai Capital America,
2.85%, 11/01/2022(b)	364,000	377,319
4.30%, 02/01/2024(b)	1,813,000	1,980,119
1.80%, 10/15/2025(b)	290,000	294,208
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	54,000	57,442
Volkswagen Group of America Finance LLC (Germany), 1.63%, 11/24/2027(b)	200,000	200,314
		3,596,036
Automotive Retail–0.09%
Advance Auto Parts, Inc., 3.90%, 04/15/2030	25,000	28,766
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	70,000	71,717
Lithia Motors, Inc.,
5.25%, 08/01/2025(b)	19,000	19,734
4.63%, 12/15/2027(b)	18,000	19,159
4.38%, 01/15/2031(b)	16,000	17,010
Penske Automotive Group, Inc., 5.50%, 05/15/2026	59,000	61,471
		217,857
Biotechnology–0.88%
AbbVie, Inc.,
4.05%, 11/21/2039	1,039,000	1,263,724
4.88%, 11/14/2048	543,000	741,452
Amgen, Inc., 2.45%, 02/21/2030	169,000	181,566
		2,186,742
Brewers–0.26%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.00%, 11/15/2039	343,000	584,075
Molson Coors Beverage Co., 5.00%, 05/01/2042	42,000	53,124
		637,199
Broadcasting–0.37%
Discovery Communications LLC, 4.00%, 09/15/2055(b)	621,000	691,724
Fox Corp., 3.50%, 04/08/2030	120,000	136,678
Gray Television, Inc., 7.00%, 05/15/2027(b)	75,000	82,781
		911,183
Building Products–0.50%
Carrier Global Corp.,
3.38%, 04/05/2040(b)	594,000	658,295
3.58%, 04/05/2050(b)	401,000	458,656
	Principal Amount	Value
Building Products–(continued)
Standard Industries, Inc., 5.00%, 02/15/2027(b)	$111,000	$116,619
		1,233,570
Cable & Satellite–2.66%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 02/15/2026(b)	213,000	221,064
5.00%, 02/01/2028(b)	31,000	32,620
4.50%, 08/15/2030(b)	99,000	104,507
4.25%, 02/01/2031(b)	140,000	145,411
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025 (Acquired 07/09/2015; Cost $1,150,000)(e)	1,150,000	1,331,961
5.38%, 04/01/2038 (Acquired 04/03/2018; Cost $41,515)(e)	42,000	52,644
5.75%, 04/01/2048 (Acquired 04/03/2018; Cost $315,071)(e)	316,000	419,446
3.85%, 04/01/2061 (Acquired 11/19/2020; Cost $272,678)(e)	273,000	281,212
Comcast Corp.,
6.45%, 03/15/2037	531,000	816,037
4.60%, 10/15/2038	326,000	431,418
3.25%, 11/01/2039	115,000	131,491
2.80%, 01/15/2051	357,000	375,057
Cox Communications, Inc.,
1.80%, 10/01/2030(b)	124,000	124,529
2.95%, 10/01/2050(b)	198,000	204,593
CSC Holdings LLC,
6.75%, 11/15/2021	67,000	70,214
5.25%, 06/01/2024	94,000	101,931
DISH DBS Corp.,
5.88%, 11/15/2024	40,000	42,600
7.75%, 07/01/2026	22,000	25,058
Intelsat Jackson Holdings S.A. (Luxembourg), 8.50%, 10/15/2024(b)(f)	43,000	30,422
NBCUniversal Media LLC, 5.95%, 04/01/2041	1,092,000	1,680,104
		6,622,319
Casinos & Gaming–0.15%
CCM Merger, Inc., 6.38%, 05/01/2026(b)	81,000	84,856
MGM Resorts International,
7.75%, 03/15/2022	42,000	44,922
6.00%, 03/15/2023	67,000	71,759
Scientific Games International, Inc., 8.25%, 03/15/2026(b)	89,000	95,613
Station Casinos LLC, 4.50%, 02/15/2028(b)	86,000	84,871
		382,021
Coal & Consumable Fuels–0.06%
Parsley Energy LLC/Parsley Finance Corp.,
5.38%, 01/15/2025(b)	18,000	18,574
4.13%, 02/15/2028(b)	35,000	36,815
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	105,000	103,622
		159,011
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Commodity Chemicals–0.12%
Axalta Coating Systems LLC, 3.38%, 02/15/2029(b)	$245,000	$247,591
Koppers, Inc., 6.00%, 02/15/2025(b)	37,000	38,226
		285,817
Construction & Engineering–0.04%
AECOM, 5.13%, 03/15/2027	24,000	26,905
New Enterprise Stone & Lime Co., Inc.,
6.25%, 03/15/2026(b)	40,000	41,325
9.75%, 07/15/2028(b)	33,000	36,135
		104,365
Construction Machinery & Heavy Trucks–0.26%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	189,000	190,890
Ashtead Capital, Inc. (United Kingdom), 4.00%, 05/01/2028(b)	255,000	268,388
Caterpillar, Inc., 3.25%, 04/09/2050	154,000	184,518
		643,796
Construction Materials–0.18%
CRH America Finance, Inc. (Ireland), 3.95%, 04/04/2028(b)	384,000	444,705
Consumer Finance–0.39%
Ally Financial, Inc.,
5.13%, 09/30/2024	34,000	39,029
4.63%, 03/30/2025	223,000	253,686
Navient Corp.,
7.25%, 01/25/2022	25,000	26,359
7.25%, 09/25/2023	184,000	200,905
5.00%, 03/15/2027	82,000	81,703
5.63%, 08/01/2033	28,000	26,329
OneMain Finance Corp.,
6.88%, 03/15/2025	50,000	57,344
8.88%, 06/01/2025	35,000	39,177
7.13%, 03/15/2026	120,000	138,281
5.38%, 11/15/2029	90,000	98,325
		961,138
Copper–0.32%
Freeport-McMoRan, Inc.,
4.13%, 03/01/2028	299,000	315,258
4.38%, 08/01/2028	225,000	240,846
5.40%, 11/14/2034	187,000	231,997
		788,101
Data Processing & Outsourced Services–0.03%
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)	68,000	70,458
Department Stores–0.07%
Macy’s, Inc., 8.38%, 06/15/2025(b)	164,000	178,988
Distributors–0.15%
Genuine Parts Co., 1.88%, 11/01/2030	377,000	374,758
Diversified Banks–14.43%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	1,080,000	1,176,131
Principal Amount		Value
Diversified Banks–(continued)
Australia & New Zealand Banking Group Ltd. (Australia),
2.57%, 11/25/2035(b)(c)	$229,000	$233,748
6.75%(b)(c)(d)	765,000	884,298
Banco del Estado de Chile (Chile), 2.70%, 01/09/2025(b)	345,000	364,194
Banco Nacional de Panama (Panama), 2.50%, 08/11/2030(b)	235,000	234,706
Banco Santander S.A. (Spain), 2.75%, 12/03/2030	400,000	400,000
Bank of America Corp.,
3.86%, 07/23/2024(c)	708,000	768,408
2.59%, 04/29/2031(c)	311,000	331,742
1.90%, 07/23/2031(c)	820,000	824,212
1.92%, 10/24/2031(c)	670,000	675,961
7.75%, 05/14/2038	765,000	1,311,422
2.68%, 06/19/2041(c)	1,471,000	1,541,519
2.83%, 10/24/2051(c)	272,000	286,268
Series AA, 6.10%(c)(d)	1,369,000	1,520,377
Series DD, 6.30%(c)(d)	402,000	462,080
Series Z, 6.50%(c)(d)	1,034,000	1,168,420
Bank of China Ltd. (China), 5.00%, 11/13/2024(b)	540,000	603,699
BBVA Bancomer S.A. (Mexico),
4.38%, 04/10/2024(b)	535,000	583,418
1.88%, 09/18/2025(b)	250,000	251,250
Citigroup, Inc.,
5.50%, 09/13/2025	1,116,000	1,344,727
3.11%, 04/08/2026(c)	414,000	450,760
4.41%, 03/31/2031(c)	335,000	404,621
2.57%, 06/03/2031(c)	626,000	667,091
4.65%, 07/23/2048	249,000	345,908
Series Q, 4.32% (3 mo. USD LIBOR + 4.10%)(d)(g)	350,000	349,475
Series T, 6.25%(c)(d)	450,000	516,562
Series U, 5.00%(c)(d)	956,000	1,002,328
Series V, 4.70%(c)(d)	260,000	266,091
Credit Agricole S.A. (France), 1.91%, 06/16/2026(b)(c)	250,000	258,341
Federation des Caisses Desjardins du Quebec (Canada), 2.05%, 02/10/2025(b)	615,000	645,337
Global Bank Corp. (Panama), 4.50%, 10/20/2021(b)	772,000	793,809
HSBC Holdings PLC (United Kingdom),
1.65%, 04/18/2026(c)	202,000	204,981
2.01%, 09/22/2028(c)	575,000	585,009
6.00%(c)(d)	845,000	917,079
JPMorgan Chase & Co.,
1.10%, (3 mo. USD LIBOR + 0.89%), 07/23/2024(g)	756,000	765,433
2.08%, 04/22/2026(c)	555,000	582,027
3.63%, 12/01/2027	472,000	532,823
2.96%, 05/13/2031(c)	345,000	375,965
3.11%, 04/22/2041(c)	345,000	384,059
Series W, 1.22% (3 mo. USD LIBOR + 1.00%), 05/15/2047(g)	790,000	638,940
Series V, 3.55% (3 mo. USD LIBOR + 3.32%)(d)(g)	490,000	476,395
Mizuho Financial Group, Inc. (Japan), 2.20%, 07/10/2031(c)	654,000	677,495
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
SMBC Aviation Capital Finance DAC (Ireland),
3.00%, 07/15/2022(b)	$474,000	$485,939
4.13%, 07/15/2023(b)	552,000	587,753
Societe Generale S.A. (France), 5.38%(b)(c)(d)	265,000	275,441
Standard Chartered PLC (United Kingdom),
1.45%, (3 mo. USD LIBOR + 1.20%), 09/10/2022(b)(g)	442,000	443,794
4.30%, 02/19/2027(b)	300,000	333,456
3.27%, 02/18/2036(b)(c)	471,000	477,898
7.75%(b)(c)(d)	255,000	277,756
Sumitomo Mitsui Financial Group, Inc. (Japan),
1.47%, 07/08/2025	306,000	313,223
3.04%, 07/16/2029	625,000	695,139
2.13%, 07/08/2030	734,000	763,854
2.14%, 09/23/2030	714,000	718,201
U.S. Bancorp, 1.38%, 07/22/2030	332,000	333,676
Wells Fargo & Co.,
2.19%, 04/30/2026(c)	161,000	168,703
3.07%, 04/30/2041(c)	231,000	252,091
5.38%, 11/02/2043	1,685,000	2,391,277
4.75%, 12/07/2046	344,000	458,353
Westpac Banking Corp. (Australia), 2.67%, 11/15/2035(c)	110,000	113,809
		35,897,472
Diversified Capital Markets–0.96%
Credit Suisse Group AG (Switzerland),
4.19%, 04/01/2031(b)(c)	280,000	330,486
7.50%(b)(c)(d)	485,000	529,232
5.10%(b)(c)(d)	478,000	501,063
5.25%(b)(c)(d)	448,000	476,224
Macquarie Bank Ltd. (Australia), 6.13%(b)(c)(d)	530,000	559,593
		2,396,598
Diversified Metals & Mining–0.92%
Anglo American Capital PLC (South Africa), 5.63%, 04/01/2030(b)	404,000	509,171
Teck Resources Ltd. (Canada),
6.13%, 10/01/2035	492,000	621,256
6.25%, 07/15/2041	922,000	1,147,723
		2,278,150
Diversified REITs–1.28%
iStar, Inc., 4.75%, 10/01/2024	90,000	90,160
Trust Fibra Uno (Mexico),
5.25%, 12/15/2024(b)	283,000	310,875
5.25%, 01/30/2026(b)	764,000	850,905
4.87%, 01/15/2030(b)	560,000	619,360
6.39%, 01/15/2050(b)	1,180,000	1,304,785
		3,176,085
Drug Retail–0.90%
CVS Pass-Through Trust,
6.04%, 12/10/2028	742,030	844,833
5.77%, 01/10/2033(b)	1,183,354	1,397,391
		2,242,224
	Principal Amount	Value
Electric Utilities–2.89%
Consolidated Edison Co. of New York, Inc., Series C, 3.00%, 12/01/2060	$436,000	$451,503
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	400,000	418,750
Duke Energy Progress LLC, 2.50%, 08/15/2050	587,000	598,614
Electricite de France S.A. (France), 6.00%, 01/22/2114(b)	1,755,000	2,563,596
Eversource Energy, Series R, 1.65%, 08/15/2030	158,000	158,145
Georgia Power Co.,
2.85%, 05/15/2022	275,000	284,634
Series A, 2.20%, 09/15/2024	1,285,000	1,354,421
NRG Energy, Inc., 5.25%, 06/15/2029(b)	40,000	43,769
Southern Co. (The),
Series B, 4.00%, 01/15/2051(c)	437,000	458,048
5.50%, 03/15/2057(c)	734,000	762,723
Talen Energy Supply LLC, 7.63%, 06/01/2028(b)	79,000	83,296
		7,177,499
Electrical Components & Equipment–0.24%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	485,000	486,074
EnerSys,
5.00%, 04/30/2023(b)	76,000	79,753
4.38%, 12/15/2027(b)	18,000	19,119
		584,946
Electronic Components–1.75%
Corning, Inc., 5.45%, 11/15/2079	3,134,000	4,364,975
Electronic Equipment & Instruments–0.02%
MTS Systems Corp., 5.75%, 08/15/2027(b)	53,000	55,153
Electronic Manufacturing Services–0.19%
Jabil, Inc., 3.00%, 01/15/2031	450,000	471,211
Environmental & Facilities Services–0.05%
GFL Environmental, Inc. (Canada), 4.00%, 08/01/2028(b)	116,000	115,637
Financial Exchanges & Data–0.58%
Moody’s Corp.,
5.25%, 07/15/2044	389,000	535,849
3.25%, 05/20/2050	131,000	143,439
2.55%, 08/18/2060	124,000	118,275
MSCI, Inc., 3.88%, 02/15/2031(b)	257,000	271,777
S&P Global, Inc.,
1.25%, 08/15/2030	247,000	244,297
2.30%, 08/15/2060	132,000	126,143
		1,439,780
Food Retail–0.22%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC,
3.50%, 02/15/2023(b)	394,000	404,441
4.63%, 01/15/2027(b)	42,000	44,318
5.88%, 02/15/2028(b)	32,000	34,614
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(b)	49,000	51,450
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Food Retail–(continued)
Simmons Foods, Inc., 5.75%, 11/01/2024(b)	$20,000	$20,500
		555,323
Gas Utilities–0.00%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	5,000	5,630
Health Care Facilities–0.72%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029(b)	80,000	84,500
Encompass Health Corp., 4.75%, 02/01/2030	78,000	83,133
HCA, Inc.,
5.00%, 03/15/2024	733,000	824,668
5.38%, 02/01/2025	39,000	43,720
5.25%, 04/15/2025	30,000	35,019
5.88%, 02/15/2026	71,000	81,828
5.38%, 09/01/2026	18,000	20,486
7.50%, 11/06/2033	49,000	65,834
5.50%, 06/15/2047	297,000	396,453
Universal Health Services, Inc., 2.65%, 10/15/2030(b)	140,000	144,487
		1,780,128
Health Care REITs–1.08%
Diversified Healthcare Trust,
6.75%, 12/15/2021	1,090,000	1,119,975
9.75%, 06/15/2025	81,000	92,450
Healthcare Trust of America Holdings L.P., 2.00%, 03/15/2031	260,000	256,868
Healthpeak Properties, Inc., 2.88%, 01/15/2031	206,000	220,414
MPT Operating Partnership L.P./MPT Finance Corp., 4.63%, 08/01/2029	328,000	350,317
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	326,000	328,791
Physicians Realty L.P., 4.30%, 03/15/2027	284,000	308,596
		2,677,411
Health Care Services–1.99%
Bon Secours Mercy Health, Inc.,
Series 20-2, 2.10%, 06/01/2031	115,000	116,040
3.21%, 06/01/2050	115,000	123,007
Cigna Corp.,
3.75%, 07/15/2023	523,000	566,445
1.13%, (3 mo. USD LIBOR + 0.89%), 07/15/2023(g)	742,000	750,896
3.00%, 07/15/2023	961,000	1,019,518
4.80%, 08/15/2038	751,000	980,606
CommonSpirit Health, 1.55%, 10/01/2025	148,000	150,367
CVS Health Corp., 1.30%, 08/21/2027	278,000	277,991
DaVita, Inc.,
4.63%, 06/01/2030(b)	27,000	28,401
3.75%, 02/15/2031(b)	524,000	523,018
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	43,000	44,013
	Principal Amount	Value
Health Care Services–(continued)
New York and Presbyterian Hospital (The),
2.26%, 08/01/2040	$173,000	$168,501
2.61%, 08/01/2060	214,000	211,475
		4,960,278
Home Improvement Retail–0.09%
Lowe’s Cos., Inc.,
4.00%, 04/15/2025	122,000	138,568
1.30%, 04/15/2028	88,000	88,050
		226,618
Homebuilding–1.24%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(b)	55,000	61,933
Lennar Corp.,
5.38%, 10/01/2022	56,000	60,235
4.75%, 11/15/2022	31,000	33,083
M.D.C. Holdings, Inc.,
3.85%, 01/15/2030	872,000	945,440
6.00%, 01/15/2043	1,149,000	1,495,854
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	200,000	211,206
Meritage Homes Corp., 5.13%, 06/06/2027	52,000	57,905
PulteGroup, Inc.,
6.38%, 05/15/2033	2,000	2,753
6.00%, 02/15/2035	66,000	89,912
Taylor Morrison Communities, Inc.,
6.63%, 07/15/2027(b)	58,000	63,003
5.75%, 01/15/2028(b)	37,000	42,111
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	10,000	10,611
		3,074,046
Hotel & Resort REITs–0.04%
Service Properties Trust, 4.95%, 10/01/2029	92,000	86,422
Hotels, Resorts & Cruise Lines–0.04%
Carnival Corp., 11.50%, 04/01/2023(b)	96,000	109,460
Household Products–0.03%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	81,000	82,778
Housewares & Specialties–0.04%
Newell Brands, Inc.,
4.70%, 04/01/2026	45,000	48,544
5.88%, 04/01/2036	45,000	54,225
		102,769
Independent Power Producers & Energy Traders–0.31%
AES Corp. (The),
5.50%, 04/15/2025	98,000	101,193
1.38%, 01/15/2026(b)	258,000	260,477
2.45%, 01/15/2031(b)	284,000	288,901
Calpine Corp., 5.00%, 02/01/2031(b)	80,000	84,420
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)	35,000	37,460
		772,451
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Industrial Conglomerates–0.90%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	$630,000	$727,439
General Electric Co.,
5.55%, 01/05/2026	1,127,000	1,349,087
4.35%, 05/01/2050	142,000	166,992
		2,243,518
Industrial Machinery–0.08%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	42,000	41,733
EnPro Industries, Inc., 5.75%, 10/15/2026	79,000	84,812
Mueller Industries, Inc., 6.00%, 03/01/2027	80,000	81,235
		207,780
Industrial REITs–0.06%
Lexington Realty Trust, 2.70%, 09/15/2030	151,000	156,536
Integrated Oil & Gas–1.36%
BP Capital Markets PLC (United Kingdom), 4.38%(c)(d)	272,000	291,037
Cenovus Energy, Inc. (Canada), 4.25%, 04/15/2027	95,000	101,332
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	312,000	317,104
Occidental Petroleum Corp.,
2.70%, 02/15/2023	32,000	30,870
2.90%, 08/15/2024	153,000	142,902
3.50%, 08/15/2029	44,000	38,570
6.20%, 03/15/2040	39,000	37,343
4.10%, 02/15/2047	51,000	40,116
Saudi Arabian Oil Co. (Saudi Arabia),
2.88%, 04/16/2024(b)	1,471,000	1,555,743
2.25%, 11/24/2030(b)	200,000	202,869
4.38%, 04/16/2049(b)	346,000	421,072
3.50%, 11/24/2070(b)	200,000	202,477
		3,381,435
Integrated Telecommunication Services–4.75%
Altice France S.A. (France), 7.38%, 05/01/2026(b)	200,000	210,210
AT&T, Inc.,
1.43%, (3 mo. USD LIBOR + 1.18%), 06/12/2024(g)	393,000	402,282
3.88%, 01/15/2026	120,000	137,791
3.10%, 02/01/2043	499,000	512,361
3.50%, 09/15/2053(b)	1,174,000	1,208,197
3.55%, 09/15/2055(b)	3,939,000	4,051,438
3.50%, 02/01/2061	320,000	324,508
CommScope, Inc., 6.00%, 03/01/2026(b)	67,000	70,773
Embarq Corp., 8.00%, 06/01/2036	71,000	85,418
Frontier Communications Corp., 10.50%, 09/15/2022(f)	66,000	32,654
Telecom Italia Capital S.A. (Italy), 7.20%, 07/18/2036	164,000	210,437
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	1,066,000	1,602,648
	Principal Amount	Value
Integrated Telecommunication Services–(continued)
Verizon Communications, Inc.,
0.85%, 11/20/2025	$420,000	$422,219
1.75%, 01/20/2031	513,000	516,945
4.81%, 03/15/2039	377,000	502,257
2.65%, 11/20/2040	442,000	455,203
2.88%, 11/20/2050	386,000	404,952
3.00%, 11/20/2060	636,000	674,612
		11,824,905
Interactive Home Entertainment–0.32%
Activision Blizzard, Inc., 2.50%, 09/15/2050	471,000	456,773
WMG Acquisition Corp., 3.00%, 02/15/2031(b)	357,000	348,300
		805,073
Interactive Media & Services–1.73%
Alphabet, Inc.,
1.90%, 08/15/2040	247,000	244,940
2.25%, 08/15/2060	429,000	426,680
Baidu, Inc. (China),
3.08%, 04/07/2025	210,000	224,391
1.72%, 04/09/2026	210,000	212,139
2.38%, 10/09/2030	215,000	221,282
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	37,000	36,138
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(b)	96,000	74,580
6.63%, 08/15/2027(b)	55,000	31,608
Tencent Holdings Ltd. (China),
2.99%, 01/19/2023(b)	298,000	310,309
1.81%, 01/26/2026(b)	200,000	204,361
3.60%, 01/19/2028(b)	620,000	682,867
2.39%, 06/03/2030(b)	381,000	390,623
3.93%, 01/19/2038(b)	448,000	516,967
3.24%, 06/03/2050(b)	200,000	208,555
3.29%, 06/03/2060(b)	200,000	208,373
Twitter, Inc., 3.88%, 12/15/2027(b)	284,000	297,490
		4,291,303
Internet & Direct Marketing Retail–0.96%
Alibaba Group Holding Ltd. (China),
4.20%, 12/06/2047	295,000	377,352
4.40%, 12/06/2057	290,000	392,404
B2W Digital Lux S.a.r.l. (Brazil), 4.38%, 12/20/2030(b)	205,000	212,583
Expedia Group, Inc., 4.63%, 08/01/2027(b)	311,000	342,752
Meituan (China),
2.13%, 10/28/2025(b)	400,000	406,574
3.05%, 10/28/2030(b)	500,000	518,540
QVC, Inc., 5.45%, 08/15/2034	142,000	143,065
		2,393,270
Internet Services & Infrastructure–0.19%
Leidos, Inc., 2.30%, 02/15/2031(b)	470,000	477,908
Investment Banking & Brokerage–2.37%
Cantor Fitzgerald L.P., 6.50%, 06/17/2022(b)	516,000	558,967
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Charles Schwab Corp. (The), Series E, 4.63%(c)(d)	$790,000	$808,723
Goldman Sachs Group, Inc. (The),
3.50%, 04/01/2025	360,000	399,224
6.75%, 10/01/2037	284,000	435,136
4.80%, 07/08/2044	970,000	1,351,842
Series P, 5.00%(c)(d)	495,000	496,980
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	506,000	594,415
Morgan Stanley,
2.19%, 04/28/2026(c)	279,000	294,574
2.70%, 01/22/2031(c)	315,000	341,787
3.62%, 04/01/2031(c)	345,000	401,999
Raymond James Financial, Inc., 4.65%, 04/01/2030	171,000	210,499
		5,894,146
IT Consulting & Other Services–0.17%
DXC Technology Co., 4.45%, 09/18/2022	323,000	338,837
Gartner, Inc., 4.50%, 07/01/2028(b)	79,000	83,049
		421,886
Leisure Facilities–0.02%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/2024	44,000	44,330
Life & Health Insurance–3.88%
AIA Group Ltd. (Hong Kong), 3.20%, 09/16/2040(b)	200,000	213,814
Athene Global Funding,
1.20%, 10/13/2023(b)	489,000	491,938
2.50%, 01/14/2025(b)	362,000	378,605
Athene Holding Ltd.,
4.13%, 01/12/2028	887,000	984,435
6.15%, 04/03/2030	384,000	479,298
3.50%, 01/15/2031	136,000	144,077
Belrose Funding Trust, 2.33%, 08/15/2030(b)	265,000	270,920
Brighthouse Financial, Inc., 4.70%, 06/22/2047	370,000	383,110
Global Atlantic Fin Co.,
8.63%, 04/15/2021(b)	950,000	971,279
4.40%, 10/15/2029(b)	1,167,000	1,256,655
MetLife, Inc.,
4.13%, 08/13/2042	357,000	457,014
Series C, 3.83% (3 mo. USD LIBOR + 3.58%)(d)(g)	255,000	254,522
Series G, 3.85%(c)(d)	312,000	324,386
Nationwide Financial Services, Inc.,
5.38%, 03/25/2021(b)	1,645,000	1,668,396
3.90%, 11/30/2049(b)	339,000	376,891
Pacific LifeCorp, 3.35%, 09/15/2050(b)	334,000	378,909
Prudential Financial, Inc., 3.91%, 12/07/2047	503,000	610,969
		9,645,218
Life Sciences Tools & Services–0.03%
Charles River Laboratories International, Inc., 4.25%, 05/01/2028(b)	60,000	63,326
	Principal Amount	Value
Managed Health Care–0.53%
Centene Corp.,
5.38%, 06/01/2026(b)	$86,000	$90,515
5.38%, 08/15/2026(b)	26,000	27,528
4.63%, 12/15/2029	88,000	96,597
3.38%, 02/15/2030	154,000	161,651
Children’s Hospital, Series 2020, 2.93%, 07/15/2050	179,000	177,714
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/2050	384,000	383,709
Hackensack Meridian Health, Inc.,
Series 2020, 2.68%, 09/01/2041	168,000	168,954
2.88%, 09/01/2050	162,000	166,856
MultiCare Health System, 2.80%, 08/15/2050	51,000	51,318
		1,324,842
Metal & Glass Containers–0.05%
Ball Corp., 5.25%, 07/01/2025	70,000	80,457
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(b)	41,000	43,255
		123,712
Movies & Entertainment–0.40%
Netflix, Inc.,
5.88%, 11/15/2028	186,000	224,960
5.38%, 11/15/2029(b)	264,000	315,559
Tencent Music Entertainment Group (China),
1.38%, 09/03/2025	210,000	210,509
2.00%, 09/03/2030	235,000	235,032
		986,060
Multi-line Insurance–1.72%
American International Group, Inc.,
3.40%, 06/30/2030	520,000	593,711
4.50%, 07/16/2044	1,359,000	1,749,208
Fairfax Financial Holdings Ltd. (Canada),
4.85%, 04/17/2028	379,000	421,087
4.63%, 04/29/2030	362,000	398,621
Massachusetts Mutual Life Insurance Co., 3.38%, 04/15/2050(b)	186,000	201,565
Nationwide Mutual Insurance Co., 4.95%, 04/22/2044(b)	830,000	926,452
		4,290,644
Multi-Sector Holdings–0.46%
Berkshire Hathaway Energy Co., 2.85%, 05/15/2051(b)	762,000	798,018
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	323,000	353,857
		1,151,875
Multi-Utilities–0.67%
CenterPoint Energy, Inc.,
2.50%, 09/01/2024	382,000	405,761
Series A, 6.13%(c)(d)	572,000	590,944
CMS Energy Corp., 4.75%, 06/01/2050(c)	176,000	193,719
DTE Energy Co.,
Series H, 0.55%, 11/01/2022	167,000	167,436
Series F, 1.05%, 06/01/2025	170,000	171,591
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Multi-Utilities–(continued)
WEC Energy Group, Inc., 1.38%, 10/15/2027	$129,000	$129,678
		1,659,129
Office REITs–0.60%
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/2027	523,000	599,701
Boston Properties L.P., 3.25%, 01/30/2031	221,000	240,962
Highwoods Realty L.P., 2.60%, 02/01/2031	98,000	98,895
Office Properties Income Trust, 4.50%, 02/01/2025	521,000	540,524
		1,480,082
Oil & Gas Drilling–0.06%
Precision Drilling Corp. (Canada), 5.25%, 11/15/2024	37,000	24,165
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(b)	70,000	69,344
6.88%, 04/15/2040(b)	57,000	60,705
		154,214
Oil & Gas Equipment & Services–0.04%
Oceaneering International, Inc., 6.00%, 02/01/2028	4,000	3,370
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	82,000	86,576
		89,946
Oil & Gas Exploration & Production–1.05%
Antero Resources Corp., 5.00%, 03/01/2025	117,000	93,234
Cameron LNG LLC,
3.30%, 01/15/2035(b)	457,000	515,328
3.40%, 01/15/2038(b)	494,000	541,001
CNX Resources Corp., 7.25%, 03/14/2027(b)	80,000	84,702
Comstock Resources, Inc., 9.75%, 08/15/2026	77,000	81,551
Concho Resources, Inc., 2.40%, 02/15/2031	115,000	120,343
Continental Resources, Inc.,
4.50%, 04/15/2023	17,000	17,456
5.75%, 01/15/2031(b)	236,000	253,700
4.90%, 06/01/2044	19,000	17,729
Gazprom PJSC via Gaz Finance PLC (Russia), 4.60%(b)(c)(d)	275,000	287,346
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	42,000	38,535
7.75%, 02/01/2028	52,000	47,889
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(b)	131,000	130,143
Murphy Oil Corp.,
4.95%, 12/01/2022	42,000	42,551
6.38%, 12/01/2042	30,000	24,075
QEP Resources, Inc.,
5.25%, 05/01/2023	20,000	17,130
5.63%, 03/01/2026	104,000	74,568
SM Energy Co., 10.00%, 01/15/2025(b)	59,000	60,291
	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Southwestern Energy Co.,
7.50%, 04/01/2026	$17,000	$17,734
7.75%, 10/01/2027	65,000	68,697
WPX Energy, Inc.,
5.75%, 06/01/2026	67,000	70,702
5.25%, 10/15/2027	8,000	8,454
5.88%, 06/15/2028	4,000	4,315
4.50%, 01/15/2030	4,000	4,150
		2,621,624
Oil & Gas Refining & Marketing–0.44%
Calumet Specialty Products Partners L.P./Calumet Finance Corp.,
7.63%, 01/15/2022	21,000	20,916
9.25%, 07/15/2024(b)	37,000	41,440
Parkland Corp. (Canada),
6.00%, 04/01/2026(b)	66,000	69,652
5.88%, 07/15/2027(b)	410,000	441,519
Petronas Capital Ltd. (Malaysia), 4.55%, 04/21/2050(b)	320,000	432,812
Sunoco L.P./Sunoco Finance Corp., 5.88%, 03/15/2028	86,000	92,326
		1,098,665
Oil & Gas Storage & Transportation–3.60%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 09/15/2024	39,000	36,889
5.75%, 03/01/2027(b)	17,000	15,523
5.75%, 01/15/2028(b)	34,000	30,682
Cheniere Energy Partners L.P., 5.63%, 10/01/2026	39,000	40,773
Energy Transfer Operating L.P.,
5.88%, 01/15/2024	85,000	94,409
5.00%, 05/15/2050	299,000	318,141
Series A, 6.25%(c)(d)	28,000	22,382
Enterprise Products Operating LLC,
3.13%, 07/31/2029	441,000	489,506
4.80%, 02/01/2049	286,000	360,813
4.20%, 01/31/2050	347,000	405,642
3.70%, 01/31/2051	195,000	212,356
Series D, 6.88%, 03/01/2033	92,000	126,828
4.88%, 08/16/2077(c)	514,000	477,735
EQM Midstream Partners L.P., 5.50%, 07/15/2028	92,000	98,042
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029(b)	81,000	86,729
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	64,000	66,200
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	84,000	82,864
Kinder Morgan, Inc.,
2.00%, 02/15/2031	265,000	260,634
7.80%, 08/01/2031	239,000	334,470
MPLX L.P.,
1.75%, 03/01/2026	343,000	347,968
4.80%, 02/15/2029	306,000	360,204
2.65%, 08/15/2030	361,000	366,020
4.70%, 04/15/2048	348,000	393,181
5.50%, 02/15/2049	478,000	595,117
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 11/01/2023	$90,000	$45,619
7.50%, 04/15/2026	60,000	24,712
ONEOK, Inc.,
5.85%, 01/15/2026	139,000	162,549
6.35%, 01/15/2031	532,000	660,752
Plains All American Pipeline L.P., Series B, 6.13%(c)(d)	36,000	25,920
Plains All American Pipeline L.P./PAA Finance Corp.,
3.55%, 12/15/2029	641,000	658,268
3.80%, 09/15/2030	185,000	193,641
Sabine Pass Liquefaction LLC, 4.50%, 05/15/2030(b)	38,000	44,402
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.13%, 02/01/2025	56,000	57,574
5.88%, 04/15/2026	115,000	121,253
5.00%, 01/15/2028	33,000	34,464
5.50%, 03/01/2030(b)	11,000	11,941
Western Midstream Operating L.P.,
2.07%, (3 mo. USD LIBOR + 1.85%), 01/13/2023(g)	363,000	351,167
4.10%, 02/01/2025	20,000	19,988
4.50%, 03/01/2028	32,000	32,480
4.75%, 08/15/2028	48,000	49,800
5.45%, 04/01/2044	62,000	58,086
Williams Cos., Inc. (The),
7.88%, 09/01/2021	24,000	25,308
3.60%, 03/15/2022	667,000	690,503
4.55%, 06/24/2024	67,000	75,300
		8,966,835
Other Diversified Financial Services–1.03%
Blackstone Holdings Finance Co. LLC,
1.60%, 03/30/2031(b)	468,000	467,873
2.80%, 09/30/2050(b)	216,000	222,252
DAE Sukuk Difc Ltd. (United Arab Emirates), 3.75%, 02/15/2026(b)	300,000	302,400
Equitable Holdings, Inc., Series B, 4.95%(c)(d)	208,000	218,400
ILFC E-Capital Trust II, 3.23% (3 mo. USD LIBOR +1.80%), 12/21/2065(b)(g)	100,000	62,570
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/2050(b)	217,000	236,613
LPL Holdings, Inc., 5.75%, 09/15/2025(b)	39,000	40,463
Pershing Square Holdings Ltd. (Guernsey), 3.25%, 11/15/2030(b)	1,000,000	1,014,020
		2,564,591
Packaged Foods & Meats–0.35%
BRF S.A. (Brazil), 5.75%, 09/21/2050(b)	381,000	401,003
JBS USA LUX S.A./JBS USA Finance, Inc., 5.75%, 06/15/2025(b)	50,000	51,688
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	57,000	79,383
5.00%, 06/04/2042	59,000	67,625
4.38%, 06/01/2046	79,000	84,390
5.50%, 06/01/2050(b)	91,000	112,982
	Principal Amount	Value
Packaged Foods & Meats–(continued)
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(b)	$65,000	$69,956
		867,027
Paper Packaging–0.16%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	381,000	401,717
Paper Products–0.21%
Georgia-Pacific LLC, 2.10%, 04/30/2027(b)	332,000	350,878
Mercer International, Inc. (Germany),
6.50%, 02/01/2024	75,000	76,125
5.50%, 01/15/2026	16,000	16,070
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	80,000	85,485
		528,558
Pharmaceuticals–1.06%
Bausch Health Cos., Inc.,
6.13%, 04/15/2025(b)	33,000	33,986
5.50%, 11/01/2025(b)	29,000	29,902
9.00%, 12/15/2025(b)	41,000	45,149
Bristol-Myers Squibb Co.,
0.75%, 11/13/2025	403,000	403,532
2.35%, 11/13/2040	343,000	352,938
2.55%, 11/13/2050	618,000	639,299
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	41,000	43,217
Merck & Co., Inc., 2.35%, 06/24/2040	143,000	149,853
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	155,000	167,603
Royalty Pharma PLC,
1.20%, 09/02/2025(b)	137,000	138,308
1.75%, 09/02/2027(b)	126,000	128,742
Takeda Pharmaceutical Co. Ltd. (Japan), 3.18%, 07/09/2050	259,000	277,877
Viatris, Inc.,
1.65%, 06/22/2025(b)	132,000	136,095
3.85%, 06/22/2040(b)	84,000	94,882
		2,641,383
Property & Casualty Insurance–0.50%
AmWINS Group, Inc., 7.75%, 07/01/2026(b)	22,000	23,838
Arch Capital Group Ltd., 3.64%, 06/30/2050	222,000	262,925
Fidelity National Financial, Inc.,
3.40%, 06/15/2030	280,000	309,104
2.45%, 03/15/2031	348,000	352,227
W.R. Berkley Corp., 4.00%, 05/12/2050	232,000	284,616
		1,232,710
Publishing–0.02%
Meredith Corp., 6.88%, 02/01/2026	48,000	47,850
Railroads–0.87%
CSX Corp., 4.65%, 03/01/2068	450,000	624,989
Empresa de los Ferrocarriles del Estado (Chile), 3.07%, 08/18/2050(b)	200,000	193,750
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Railroads–(continued)
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	$46,000	$46,053
Norfolk Southern Corp.,
2.55%, 11/01/2029	105,000	114,048
3.40%, 11/01/2049	188,000	221,814
Union Pacific Corp.,
2.40%, 02/05/2030	482,000	522,569
3.95%, 08/15/2059	349,000	444,000
		2,167,223
Real Estate Development–0.10%
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	251,000	252,963
Regional Banks–1.36%
Citizens Bank N.A., 2.25%, 04/28/2025	300,000	318,756
Citizens Financial Group, Inc.,
2.50%, 02/06/2030	369,000	391,101
3.25%, 04/30/2030	173,000	194,297
Fifth Third Bancorp,
4.30%, 01/16/2024	604,000	667,179
2.55%, 05/05/2027	235,000	254,289
First Niagara Financial Group, Inc., 7.25%, 12/15/2021	328,000	350,776
KeyCorp, 2.25%, 04/06/2027	538,000	571,580
Synovus Financial Corp., 3.13%, 11/01/2022	339,000	350,456
Truist Bank, 2.25%, 03/11/2030	263,000	276,166
		3,374,600
Research & Consulting Services–0.01%
Dun & Bradstreet Corp. (The),
6.88%, 08/15/2026(b)	25,000	26,828
10.25%, 02/15/2027(b)	6,000	6,749
		33,577
Residential REITs–0.72%
Camden Property Trust, 2.80%, 05/15/2030	156,000	171,841
Essex Portfolio L.P.,
1.65%, 01/15/2031	170,000	168,440
2.65%, 09/01/2050	304,000	294,168
Mid-America Apartments L.P., 1.70%, 02/15/2031	136,000	135,298
Spirit Realty L.P., 3.40%, 01/15/2030	618,000	657,423
VEREIT Operating Partnership L.P.,
2.20%, 06/15/2028	191,000	192,455
2.85%, 12/15/2032	172,000	176,587
		1,796,212
Restaurants–0.29%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	480,000	479,400
Aramark Services, Inc., 5.00%, 04/01/2025(b)	37,000	38,073
IRB Holding Corp., 6.75%, 02/15/2026(b)	34,000	35,233
Yum! Brands, Inc., 3.63%, 03/15/2031	170,000	169,787
		722,493
	Principal Amount	Value
Retail REITs–1.14%
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	$293,000	$331,099
Kimco Realty Corp.,
1.90%, 03/01/2028	426,000	428,691
2.70%, 10/01/2030	250,000	260,522
Realty Income Corp., 3.25%, 01/15/2031	330,000	374,095
Regency Centers L.P., 4.13%, 03/15/2028	301,000	341,535
Retail Properties of America, Inc., 4.75%, 09/15/2030	244,000	246,685
Scentre Group Trust 2 (Australia),
4.75%, 09/24/2080(b)(c)	272,000	283,238
5.13%, 09/24/2080(b)(c)	424,000	444,915
Simon Property Group L.P., 3.50%, 09/01/2025	119,000	131,173
		2,841,953
Security & Alarm Services–0.01%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	33,000	34,826
Semiconductor Equipment–0.08%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands), 3.40%, 05/01/2030(b)	181,000	204,322
Semiconductors–2.50%
Analog Devices, Inc.,
3.13%, 12/05/2023	407,000	437,783
2.95%, 04/01/2025	149,000	162,713
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 01/15/2027	994,000	1,117,741
3.50%, 01/15/2028	939,000	1,035,100
Broadcom, Inc.,
4.70%, 04/15/2025	40,000	45,807
5.00%, 04/15/2030	483,000	585,230
4.30%, 11/15/2032	472,000	564,349
Micron Technology, Inc.,
4.98%, 02/06/2026	275,000	323,167
4.19%, 02/15/2027	751,000	868,022
NXP B.V./NXP Funding LLC (Netherlands),
3.88%, 09/01/2022(b)	806,000	851,370
4.63%, 06/01/2023(b)	200,000	219,201
		6,210,483
Soft Drinks–0.77%
Coca-Cola Co. (The), 2.60%, 06/01/2050	424,000	450,654
Coca-Cola FEMSA S.A.B. de C.V. (Mexico), 1.85%, 09/01/2032	315,000	318,517
Fomento Economico Mexicano, S.A.B. de C.V. (Mexico), 3.50%, 01/16/2050	1,051,000	1,156,152
		1,925,323
Sovereign Debt–0.97%
Abu Dhabi Government International Bond (United Arab Emirates), 3.88%, 04/16/2050(b)	280,000	348,142
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	200,000	219,300
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Sovereign Debt–(continued)
China Government International Bond (China), 2.25%, 10/21/2050(b)	$434,000	$433,556
Mexico Government International Bond (Mexico),
2.66%, 05/24/2031	285,000	285,758
3.77%, 05/24/2061	290,000	290,000
Peruvian Government International Bond (Peru),
1.86%, 12/01/2032	195,000	193,806
2.78%, 12/01/2060	195,000	192,953
Turkey Government International Bond (Turkey), 5.95%, 01/15/2031	450,000	450,454
		2,413,969
Specialized Consumer Services–0.03%
ServiceMaster Co. LLC (The), 7.45%, 08/15/2027	75,000	85,673
Specialized Finance–0.42%
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan), 3.64%, 04/13/2025(b)	682,000	752,215
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/2030	275,000	298,317
		1,050,532
Specialized REITs–0.95%
Agree L.P., 2.90%, 10/01/2030	111,000	116,544
American Tower Corp., 3.10%, 06/15/2050	511,000	530,646
Crown Castle International Corp.,
4.15%, 07/01/2050	130,000	155,302
3.25%, 01/15/2051	593,000	625,112
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	41,000	46,429
Iron Mountain, Inc.,
5.25%, 03/15/2028(b)	77,000	80,706
5.25%, 07/15/2030(b)	275,000	291,844
4.50%, 02/15/2031(b)	238,000	243,076
Life Storage L.P., 2.20%, 10/15/2030	117,000	118,892
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)	68,000	57,878
SBA Communications Corp., 4.88%, 09/01/2024	95,000	97,463
		2,363,892
Specialty Chemicals–0.29%
Ashland LLC, 4.75%, 08/15/2022	4,000	4,204
Avient Corp., 5.25%, 03/15/2023	52,000	56,143
Braskem Idesa S.A.P.I. (Mexico), 7.45%, 11/15/2029(b)	605,000	607,722
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	58,000	59,656
		727,725
Steel–0.03%
Cleveland-Cliffs, Inc., 9.88%, 10/17/2025(b)	57,000	66,548
Systems Software–0.59%
Boxer Parent Co., Inc., 9.13%, 03/01/2026(b)	78,000	84,236
Camelot Finance S.A., 4.50%, 11/01/2026(b)	67,000	70,224
	Principal Amount	Value
Systems Software–(continued)
Oracle Corp.,
3.60%, 04/01/2050	$664,000	$775,517
3.85%, 04/01/2060	445,000	549,516
		1,479,493
Technology Distributors–0.20%
Avnet, Inc., 4.63%, 04/15/2026	444,000	493,497
Technology Hardware, Storage & Peripherals–1.53%
Apple, Inc., 2.65%, 05/11/2050	463,000	498,530
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(b)	120,000	124,606
4.00%, 07/15/2024(b)	425,000	467,766
5.85%, 07/15/2025(b)	130,000	154,880
6.02%, 06/15/2026(b)	829,000	1,007,048
4.90%, 10/01/2026(b)	247,000	288,678
8.10%, 07/15/2036(b)	42,000	60,541
8.35%, 07/15/2046(b)	669,000	972,418
Lenovo Group Ltd. (China), 3.42%, 11/02/2030(b)	230,000	242,652
		3,817,119
Tobacco–0.49%
Altria Group, Inc., 3.80%, 02/14/2024	585,000	639,253
BAT Capital Corp. (United Kingdom),
2.26%, 03/25/2028	290,000	299,521
2.73%, 03/25/2031	184,000	189,597
Philip Morris International, Inc., 0.88%, 05/01/2026	92,000	91,938
		1,220,309
Trading Companies & Distributors–1.76%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(c)	1,208,000	1,162,700
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
4.50%, 09/15/2023	323,000	346,030
3.88%, 01/23/2028	150,000	153,138
Air Lease Corp.,
3.88%, 04/01/2021	995,000	1,002,732
3.38%, 06/01/2021	825,000	834,708
3.00%, 09/15/2023	375,000	389,158
Aircastle Ltd., 5.00%, 04/01/2023	85,000	88,622
BMC East LLC, 5.50%, 10/01/2024(b)	63,000	64,945
BOC Aviation Ltd. (Singapore), 1.36% (3 mo. USD LIBOR + 1.13%), 09/26/2023(b)(g)	294,000	291,674
WESCO Distribution, Inc., 7.25%, 06/15/2028(b)	39,000	43,869
		4,377,576
Trucking–1.79%
Aviation Capital Group LLC,
4.13%, 08/01/2025(b)	708,000	708,580
3.50%, 11/01/2027(b)	1,200,000	1,145,092
Avolon Holdings Funding Ltd. (Ireland), 4.25%, 04/15/2026(b)	196,000	203,238
ENA Master Trust (Panama), 4.00%, 05/19/2048(b)	210,000	218,662
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Trucking–(continued)
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.13%, 08/01/2023(b)	$1,836,000	$1,996,041
1.20%, 11/15/2025(b)	188,000	188,901
		4,460,514
Wireless Telecommunication Services–2.03%
Colombia Telecomunicaciones S.A. ESP (Colombia), 4.95%, 07/17/2030(b)	265,000	294,481
Sprint Capital Corp., 8.75%, 03/15/2032	53,000	81,322
Sprint Corp.,
7.88%, 09/15/2023	70,000	80,763
7.63%, 03/01/2026	65,000	80,925
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Class A-1, 3.36%, 09/20/2021(b)	299,250	302,898
4.74%, 03/20/2025(b)	922,000	998,051
5.15%, 03/20/2028(b)	1,587,000	1,848,220
T-Mobile USA, Inc., 4.50%, 04/15/2050(b)	294,000	367,919
VEON Holdings B.V. (Netherlands),
4.00%, 04/09/2025(b)	500,000	526,292
3.38%, 11/25/2027(b)	405,000	415,004
Vodafone Group PLC (United Kingdom), 7.00%, 04/04/2079(c)	50,000	61,500
		5,057,375
Total U.S. Dollar Denominated Bonds & Notes (Cost $209,687,682)		230,244,697
	Shares
Preferred Stocks–2.66%
Diversified Banks–1.12%
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	1,992	2,798,760
Investment Banking & Brokerage–1.22%
Morgan Stanley, 7.13%, Series E, Pfd.(c)	65,000	1,894,100
Morgan Stanley, 6.88%, Series F, Pfd.(c)	40,000	1,137,600
		3,031,700
Regional Banks–0.32%
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd.(c)	30,000	794,100
Total Preferred Stocks (Cost $5,923,864)		6,624,560
	Principal Amount
U.S. Treasury Securities–1.84%
U.S. Treasury Bills–0.56%
0.10% - 0.12%, 02/04/2021(h)(i)	$1,390,000	1,389,824
U.S. Treasury Bonds–0.48%
1.38%, 08/15/2050	1,271,700	1,208,612
U.S. Treasury Notes–0.80%
0.38%, 11/30/2025	592,900	593,247
0.63%, 11/30/2027	319,000	319,125
0.88%, 11/15/2030	1,074,200	1,076,801
		1,989,173
Total U.S. Treasury Securities (Cost $4,558,902)		4,587,609
	Principal Amount		Value

Asset-Backed Securities–0.69%
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)		$604,591	$624,898
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)		362,262	386,434
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)		651,575	692,689
Total Asset-Backed Securities (Cost $1,630,926)			1,704,021
Non-U.S. Dollar Denominated Bonds & Notes–0.62%(j)
Building Products–0.05%
Maxeda DIY Holding B.V. (Netherlands), 5.88%, 10/01/2026(b)	EUR	100,000	124,171
Integrated Telecommunication Services–0.24%
AT&T, Inc., Series B, 2.88%(c)(d)	EUR	500,000	593,542
Movies & Entertainment–0.20%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	350,000	484,558
Sovereign Debt–0.13%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2030(b)	EUR	300,000	335,011
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,389,893)			1,537,282

Municipal Obligations–0.15%
Maryland (State of) Health & Higher Educational Facilities Authority (University of MD Medical System),
Series 2020 D, Ref. RB, 3.05%, 07/01/2040		150,000	152,900
Series 2020 D, Ref. RB, 3.20%, 07/01/2050		210,000	212,814
Total Municipal Obligations (Cost $360,000)			365,714
	Shares
Common Stocks & Other Equity Interests–0.00%
Oil & Gas Exploration & Production–0.00%
Whiting Petroleum Corp.(k) (Cost $16,334)		320	7,245
Money Market Funds–0.72%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(l)(m)		543,535	543,535
Invesco Liquid Assets Portfolio, Institutional Class, 0.07%(l)(m)		630,110	630,362
Invesco Treasury Portfolio, Institutional Class, 0.01%(l)(m)		621,182	621,182
Total Money Market Funds (Cost $1,794,958)			1,795,079
TOTAL INVESTMENTS IN SECURITIES–99.22% (Cost $225,362,559)			246,866,207
OTHER ASSETS LESS LIABILITIES—0.78%			1,947,051
NET ASSETS–100.00%			$248,813,258
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $88,919,548, which represented 35.74% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Restricted security. The aggregate value of these securities at period end was $2,085,263, which represented less than 1% of the Fund’s Net Assets.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $63,076, which represented less than 1% of the Fund’s Net Assets.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Non-income producing security.
(l)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2020.

	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,137,412	$18,125,320	$(18,719,197)	$-	$-	$543,535	$1,421
Invesco Liquid Assets Portfolio, Institutional Class	880,832	14,021,744	(14,270,966)	34	(1,282)	630,362	3,258
Invesco Treasury Portfolio, Institutional Class	1,299,900	20,714,651	(21,393,369)	-	-	621,182	1,498
Total	$3,318,144	$52,861,715	$(54,383,532)	$34	$(1,282)	$1,795,079	$6,177

(m)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	306	March-2021	$67,580,578	$32,865	$32,865
U.S. Treasury 5 Year Notes	176	March-2021	22,181,500	17,615	17,615
U.S. Treasury Long Bonds	7	March-2021	1,224,344	(3,515)	(3,515)
Subtotal—Long Futures Contracts				46,965	46,965
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	100	March-2021	(13,817,187)	(25,993)	(25,993)
U.S. Treasury 10 Year Ultra Bonds	49	March-2021	(7,699,125)	(13,885)	(13,885)
U.S. Treasury Ultra Bonds	34	March-2021	(7,345,063)	16,659	16,659
Subtotal—Short Futures Contracts				(23,219)	(23,219)
Total Futures Contracts				$23,746	$23,746

See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/17/2021	Citibank N.A.	EUR	1,260,000	USD	1,493,029	$(13,165)

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$230,244,697	$—	$230,244,697
Preferred Stocks	6,624,560	—	—	6,624,560
U.S. Treasury Securities	—	4,587,609	—	4,587,609
Asset-Backed Securities	—	1,704,021	—	1,704,021
Non-U.S. Dollar Denominated Bonds & Notes	—	1,537,282	—	1,537,282
Municipal Obligations	—	365,714	—	365,714
Common Stocks & Other Equity Interests	7,245	—	—	7,245
Money Market Funds	1,795,079	—	—	1,795,079
Total Investments in Securities	8,426,884	238,439,323	—	246,866,207
Other Investments - Assets*
Investments Matured	—	0	—	0
Futures Contracts	67,139	—	—	67,139
	67,139	0	—	67,139
Other Investments - Liabilities*
Futures Contracts	(43,393)	—	—	(43,393)
Forward Foreign Currency Contracts	—	(13,165)	—	(13,165)
	(43,393)	(13,165)	—	(56,558)
Total Other Investments	23,746	(13,165)	—	10,581
Total Investments	$8,450,630	$238,426,158	$—	$246,876,788

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Bond Fund